                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08764
                -------------------------------------------------

                         UBS PACE Select Advisors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS PACE MONEY MARKET INVESTMENTS

SEMIANNUAL REPORT

JANUARY 31, 2004

UBS PACE MONEY MARKET INVESTMENTS

March 15, 2004

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS PACE Money Market Investments for the six months ended January 31, 2004.

PERFORMANCE

During the six months ended January 31, 2004, the Portfolio returned 0.25% (before the deduction of the UBS PACE program fee; after the deduction of the maximum program fee, the Portfolio declined 0.51%). In comparison, the 90-Day US T-Bill Index and the Lipper Money Market Funds Median returned 0.48% and 0.17%, respectively. (Returns over various time periods are shown in the table on page
4. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT OVER THE REVIEW PERIOD?

A. During the reporting period, the combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector, among other things, fueled an uptick in economic growth. The third quarter's GDP figure came in at 8.2%--far higher than anticipated, and the sharpest recorded advance since 1984. This was followed by a fourth quarter GDP figure of 4.1%, which, though lower than expected, still represented a solid gain.

[SIDENOTE]

UBS PACE MONEY MARKET INVESTMENTS

INVESTMENT ADVISOR:

UBS Global Asset Management (US) Inc.

PORTFOLIO MANAGER:

Michael H. Markowitz

OBJECTIVE:

Current income consistent with preservation of capital and liquidity.

INVESTMENT PROCESS:

The Portfolio is a money market mutual fund and seeks to maintain a stable price of $1.00 per share, although it may be possible to lose money by investing in this Portfolio. The Portfolio invests in a diversified portfolio of high-quality money market instruments of governmental and private issuers. Security selection is based on the assessment of relative values and changes in market and economic conditions.

Q. WHAT ACTIONS DID THE FEDERAL RESERVE BOARD (THE "FED") TAKE DURING THE
   PERIOD?

A. Since cutting short-term interest rates on June 25, 2003, to 1.00%--its lowest level since 1958--the Federal Reserve (the "Fed") has held rates steady. At its most recent meeting on January 28, 2004, Fed Chairman Alan Greenspan rationalized this position, noting that, "An accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity." However, for the first time since August 2003, the statement contained no reference as to how long the Fed would be willing to keep rates low, other than to say that it "could be patient." This prompted many market participants to conclude that an increase in short-term rates was a likely possibility in the approaching months.

Q. AGAINST THIS BACKDROP, HOW DID YOU MANAGE THE FUND'S PORTFOLIO?

A. Throughout the reporting period, we continued to employ a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The Portfolio's longer-term securities--with maturities up to one year--were used to lock in higher yields as interest rates fell, while shorter-term securities--typically one month or less in maturity--provided liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   As always, we focused on emphasizing quality and liquidity for the Portfolio. Most notably, this focus involved shifting more of the Portfolio's holdings into commercial paper, as spreads in these investments grew more attractive in the healthier credit environment that characterized the period. At period end, commercial paper was the largest position in the Portfolio.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE FUND GOING FORWARD?

A. Looking ahead, we are fairly positive with regard to growth prospects for the economy. However, the extent to which growth occurs could depend on a major contingency: Job growth. Although the economy appears to be on solid footing, it has not yet triggered a significant increase in jobs. With approximately 70% of the economy driven by the consumer, continued high unemployment could hurt consumer confidence and temper the economic expansion in 2004.

   Given the current environment, we expect to continue employing a barbell strategy in order to lock in higher rates. Maintaining a high-quality portfolio

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   will also be of paramount importance as we seek to meet our investment goal of providing current income consistent with preservation of capital and liquidity.

As always, we appreciate the opportunity to help you achieve your financial goals. If you have any questions about UBS PACE Money Market Investments, please contact your financial advisor.

Sincerely,

/s/ Joseph A. Varnas
JOSEPH A. VARNAS
PRESIDENT
UBS PACE Select Advisors Trust
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

/s/ Michael H. Markowitz
MICHAEL H. MARKOWITZ
PORTFOLIO MANAGER
UBS PACE Money Market Investments
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six-month period ended January 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Portfolio. We encourage you to consult your financial advisor regarding your personal investment program.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS                                             SINCE
FOR PERIODS ENDED 1/31/04                   6 MONTHS  1 YEAR  5 YEARS  INCEPTION#
---------------------------------------------------------------------------------
UBS PACE Money Market Investments
  without UBS PACE program fee*                0.25%   0.59%    3.30%    4.07%
---------------------------------------------------------------------------------
UBS PACE Money Market Investments with
  maximum UBS PACE program fee*               -0.51   -0.91     1.76     2.52
---------------------------------------------------------------------------------
90-Day U.S. T-Bill Index**                     0.48    1.04     3.43     4.15
---------------------------------------------------------------------------------
Lipper Money Market Funds Median               0.17    0.43     3.05     3.86
---------------------------------------------------------------------------------

Average annual total returns for UBS PACE Money Market Investments, for periods ended December 31, 2003, after deduction of the maximum UBS PACE program fee, were as follows: 1-year period, -0.88%; 5-year period, 1.83%; since inception, 2.55%.

For UBS PACE Money Market Investments, the 7-day current yield for the period ended January 31, 2004 was 0.50%, without the UBS PACE program fee. With the maximum UBS PACE program fee, the 7-day current yield was -1.00%. The Portfolio's yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation. Yields will fluctuate and reflect any fee waivers.

# Since inception returns are calculated as of commencement of issuance on August 24, 1995 for UBS PACE Money Market Investments. Inception returns for the Index and Lipper median are as of the nearest month-end of the Portfolio's inception: August 31, 1995.

* The maximum annual UBS PACE program fee is 1.5% of the value of UBS PACE assets.

** 90-Day US T-Bills are promissory notes issued by the US Treasury and sold through competitive bidding, with a short-term maturity date, in this case, of three months. This Index is derived from secondary market interest rates as published by the Federal Reserve Bank.

Past performance does not predict future performance and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions. Total returns for periods of less than one year have not been annualized.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of a Lipper peer group.

An investment in UBS PACE Money Market Investments is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO STATISTICS

CHARACTERISTICS                                                          1/31/04
--------------------------------------------------------------------------------
Net Assets (mm)                                                          $ 129.9

Number of issuers (excluding Governments)                                     50
--------------------------------------------------------------------------------
Weighted Average Maturity                                                52 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION*                                                   1/31/04
--------------------------------------------------------------------------------
Commercial Paper                                                            64.3%
--------------------------------------------------------------------------------
U.S. Government and Agency Obligations                                      16.6
--------------------------------------------------------------------------------
Bank Obligations                                                            15.0
--------------------------------------------------------------------------------
Short-Term Corporate Obligations                                             3.1
--------------------------------------------------------------------------------
Money Market Funds                                                           1.3
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                       (0.3)
--------------------------------------------------------------------------------
TOTAL                                                                      100.0%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (EXCLUDING U.S. GOVERNMENT AND AGENCY OBLIGATIONS)*      1/31/04
--------------------------------------------------------------------------------
Giro Multi-Funding                                                           3.2%
--------------------------------------------------------------------------------
SunTrust Bank                                                                2.3
--------------------------------------------------------------------------------
Wells Fargo Bank                                                             2.3
--------------------------------------------------------------------------------
Variable Funding Capital                                                     2.3
--------------------------------------------------------------------------------
RWE                                                                          2.3
--------------------------------------------------------------------------------
Giro Funding U.S.                                                            2.3
--------------------------------------------------------------------------------
Receivables Capital                                                          2.3
--------------------------------------------------------------------------------
Triple A One Funding                                                         2.3
--------------------------------------------------------------------------------
Bank of America                                                              2.3
--------------------------------------------------------------------------------
Old Line Funding                                                             2.3
--------------------------------------------------------------------------------
TOTAL                                                                       23.9%
--------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of January 31, 2004. The Portfolio is actively managed and its composition will vary over time.

UBS PACE MONEY MARKET INVESTMENTS

STATEMENT OF NET ASSETS -- JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                        MATURITY     INTEREST
  (000)                                                          DATES         RATES         VALUE
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--16.57%

                                                               02/05/04 to   0.930 to
$   8,000   U.S. Treasury Bills                                04/22/04      1.000%@    $     7,990,587
    1,530   Federal Farm Credit Bank                           03/17/04      1.100@           1,527,896
                                                               07/06/04 to   1.070 to
    6,500   Federal Home Loan Bank                             12/03/04      1.450            6,500,000
                                                               09/13/04 to   1.350 to
    5,500   Federal Home Loan Mortgage Corp.                   11/16/04      1.400            5,500,000
Total U.S. Government and Agency Obligations
  (cost--$21,518,483)                                                                        21,518,483
-------------------------------------------------------------------------------------------------------

BANK NOTE-U.S.--2.31%

    3,000   Wells Fargo Bank NA (cost--$3,000,000)             02/02/04      1.030*           3,000,000
-------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--12.63%

  NON-U.S.--7.47%

    2,000   Abbey National Treasury Services PLC               02/02/04      1.025*           1,999,894
    2,000   Deutsche Bank AG                                   04/08/04      1.070            2,000,000
    1,500   Fortis Bank NV                                     02/13/04      1.040*           1,499,608
    2,200   Natexis Banque Populaires                          04/06/04      1.070            2,200,000
    2,000   Westdeutsche Landesbank AG                         02/02/04      1.050*           1,999,980
                                                                                              9,699,482

  U.S.--5.16%

    1,000   American Express Centurion Bank                    02/18/04      1.020            1,000,000
    2,700   First Tennessee Bank N.A.                          03/12/04      1.030            2,700,000
    3,000   SunTrust Bank                                      02/02/04      1.060*           3,000,000
                                                                                              6,700,000
Total Certificates of Deposit (cost--$16,399,482)                                            16,399,482
-------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--64.34%

  ASSET BACKED-AUTO & TRUCK--2.31%

    3,000   New Center Asset Trust                             03/22/04      1.080            2,995,500

  ASSET BACKED-BANKING--1.88%

    2,440   Atlantis One Funding Corp.                         03/08/04      1.090            2,437,340

  ASSET BACKED-FINANCE--1.18%

    1,538   K2 (USA) LLC                                       02/27/04      1.100            1,536,778

PRINCIPAL
  AMOUNT                                                        MATURITY     INTEREST
  (000)                                                          DATES         RATES         VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)

  ASSET BACKED-MISCELLANEOUS--22.81%

$   2,000   Falcon Asset Securitization Corp.                  03/01/04      1.040%     $     1,998,324
    2,460   Galaxy Funding, Inc.                               04/07/04      1.110            2,454,994
    3,000   Giro Funding U.S. Corp.                            02/18/04      1.030            2,998,541
                                                               02/09/04 to   1.030 to
    4,187   Giro Multi-Funding Corp.                           02/17/04      1.090            4,185,275
    3,000   Old Line Funding Corp.                             02/26/04      1.020            2,997,875
    3,000   Preferred Receivables Funding Corp.                02/27/04      1.020            2,997,790
    3,000   Receivables Capital Corp.                          02/20/04      1.030            2,998,369
    3,000   Thunderbay Funding                                 03/02/04      1.030            2,997,425
    3,000   Triple A One Funding                               02/20/04      1.030            2,998,369
    3,000   Variable Funding Capital Corp.                     02/06/04      1.040            2,999,567
                                                                                             29,626,529

  BANKING-NON-U.S.--10.92%

    1,500   Alliance & Leicester PLC                           03/12/04      1.080            1,498,200
    1,400   Den Norske Bank ASA                                04/06/04      1.050            1,397,346
    3,000   Depfa Bank PLC                                     03/12/04      1.100            2,996,333
                                                               02/10/04 to   1.040 to
    2,000   HBOS Treasury Services PLC                         04/14/04      1.070            1,997,624
    3,000   Nationwide Building Society                        04/05/04      1.040            2,994,453
    1,300   Royal Bank of Scotland PLC                         02/12/04      1.010            1,299,599
    2,000   Westpac Trust Securities NZ Ltd.                   04/08/04      1.050            1,996,092
                                                                                             14,179,647

  BANKING-U.S.--17.89%

    3,000   Bank of America Corp.                              02/26/04      1.020            2,997,875
    2,300   Danske Corp.                                       02/09/04      1.010            2,299,484
    3,000   Dexia Delaware LLC                                 04/15/04      1.030            2,993,648
    2,500   ING (US) Funding LLC                               05/03/04      1.040            2,493,356
    3,000   Nordea North America, Inc.                         03/18/04      1.080            2,995,860
    3,000   Societe Generale North America, Inc.               03/18/04      1.080            2,995,860
    2,623   Toronto-Dominion Holdings USA, Inc.                03/08/04      1.085            2,620,154
    1,550   UniCredito Delaware, Inc.                          02/06/04      1.100            1,549,763
    2,290   Westpac Capital Corp.                              04/07/04      1.100            2,285,382
                                                                                             23,231,382

PRINCIPAL
  AMOUNT                                                         MATURITY    INTEREST
  (000)                                                            DATES       RATES         VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

  BROKERAGE--2.31%

$   3,000   Citigroup Global Markets Holdings, Inc.            04/01/04      1.040%     $     2,994,800

  FINANCE-NONCAPTIVE DIVERSIFIED--1.77%

    2,300   International Lease Finance Corp.                  02/02/04      1.010            2,299,935

  PHARMACEUTICALS--0.96%

    1,250   Aventis SA                                         02/18/04      1.020            1,249,398

  UTILITIES-OTHER--2.31%

    3,000   RWE AG                                             02/17/04      1.090            2,998,547
Total Commercial Paper (cost--$83,549,856)                                                   83,549,856
-------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--3.08%

  ENERGY-INTEGRATED--1.54%

    2,000   BP Capital Markets PLC                             02/02/04      1.045*           2,000,000

  FINANCE-NONCAPTIVE DIVERSIFIED--1.54%

    2,000   General Electric Capital Corp.                     02/09/04      1.190*           2,000,000
Total Short-Term Corporate Obligations
  (cost--$4,000,000)                                                                          4,000,000
-------------------------------------------------------------------------------------------------------

NUMBER OF
 SHARES
  (000)
---------
MONEY MARKET FUNDS+--1.34%

       16   AIM Liquid Assets Portfolio                        02/02/04      0.960               16,398
    1,730   BlackRock Provident
              Institutional TempFund                           02/02/04      0.926            1,729,673
Total Money Market Funds (cost--$1,746,071)                                                   1,746,071
-------------------------------------------------------------------------------------------------------
Total Investments (cost--$130,213,892)--100.27%                                             130,213,892
Liabilities in excess of other assets--(0.27)%                                                 (353,209)
Net Assets (applicable to 129,860,858 shares
  of beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                             $   129,860,683
-------------------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of January 31, 2004, and reset periodically.
@ Interest rates shown are the discount rates at date of purchase.
+ Interest rates shown reflect yield at January 31, 2004.

                      Weighted average maturity -- 52 days

                 See accompanying notes to financial statements

UBS PACE MONEY MARKET INVESTMENTS

STATEMENT OF OPERATIONS

                                                                                 FOR THE SIX
                                                                                 MONTHS ENDED
                                                                               JANUARY 31, 2004
                                                                                  (UNAUDITED)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                        $     707,333
EXPENSES:
Transfer agency and related services fees                                             260,202
Investment management and administration fees                                         227,677
Reports and notices to shareholders                                                    78,839
Professional fees                                                                      21,184
Federal and state registration fees                                                    15,959
Custody and accounting                                                                  6,505
Trustees' fees                                                                          2,591
Other expenses                                                                          7,074
                                                                                      620,031
Less: Fee waivers and expense reimbursements from investment
  manager and administrator                                                          (229,727)
Net expenses                                                                          390,304
Net investment income                                                                 317,029
Net realized gain from investment activities                                               17
Net increase in net assets resulting from operations                            $     317,046
---------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                               MONTHS ENDED        FOR THE
                                                             JANUARY 31, 2004    YEAR ENDED
                                                                (UNAUDITED)     JULY 31, 2003
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                         $      317,029    $   1,175,404
Net realized gains from investment activities                             17               28
Net increase in net assets resulting from operations                 317,046        1,175,432
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                               (317,029)      (1,175,404)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets from beneficial interest
  transactions                                                     5,946,014       11,913,188
Net increase in net assets                                         5,946,031       11,913,216
NET ASSETS:
Beginning of period                                              123,914,652      112,001,436
End of period                                                 $  129,860,683    $ 123,914,652
---------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS PACE MONEY MARKET INVESTMENTS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS PACE Money Market Investments (the "Portfolio") is a diversified portfolio of UBS PACE Select Advisors Trust (the "Trust"), which was organized as a Delaware statutory trust under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.

The Trust currently offers twelve portfolios available for investment, each having its own investment objectives and policies. Shares of the Portfolio currently are available only to participants in the UBS PACE(SM) Select Advisors Program and the UBS PACE(SM) Multi Advisor Program.

The Trust accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Portfolio's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment manager and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT MANAGER AND ADMINISTRATOR

The Board has approved an Investment Management and Administration Contract ("Management Contract") with UBS Global AM. In accordance with the Management Contract, the Portfolio pays UBS Global AM an investment management and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets. At January 31, 2004, the Portfolio owed UBS Global AM $38,908 for investment management and administration fees.

Effective December 1, 2003, UBS Global AM has contractually undertaken to waive a portion of the Portfolio's investment management and administration fees and reimburse a portion of the Portfolio's other expenses, when necessary, to maintain the total annual operating expenses at a level not exceeding 0.60%. The Portfolio will reimburse UBS Global AM for any such payments during a three year period to the extent that operating expenses are otherwise below the expense caps. For the six months ended January 31, 2004, UBS Global AM agreed to waive $227,677 of its investment management and administration fees and reimburse the Portfolio $2,050 for certain operating expenses. At January 31, 2004, UBS Global AM owed the Portfolio $35,729 for fee waivers.

At January 31, 2004, the Portfolio had fee waivers/expense reimbursements subject to repayment and respective dates of expirations as follows:

FEE WAIVERS/EXPENSE     EXPIRES     EXPIRES     EXPIRES     EXPIRES
REIMBURSEMENTS          JULY 31,    JULY 31,    JULY 31,    JULY 31,
SUBJECT TO REPAYMENT      2004        2005        2006       2007
--------------------------------------------------------------------
        $  2,163,688   $ 375,953   $ 854,351   $ 703,657   $ 229,727
--------------------------------------------------------------------

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At January 31, 2004, dividends payable, payable for shares of beneficial interest repurchased and other accrued expenses (excluding investment management and administration fees) were $32,627, $1,025,908, and $221,842, respectively.

At January 31, 2004, the Portfolio had the following components of net assets: paid in capital of $129,860,858 and accumulated net realized loss of $175 for total net assets of $129,860,683.

FEDERAL TAX STATUS

The Portfolio intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all net investment income, realized capital gains and certain other amounts, if any, the Portfolio intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders during the six months ended January 31, 2004 and the fiscal year ended July 31, 2003 was ordinary income.

The components of accumulated earnings on a tax basis for the current period will be calculated after the Portfolio's fiscal year ending July 31, 2004.

At July 31, 2003, the Portfolio had a net capital loss carryforward of $192. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains, and will expire by July 31, 2007. To the extent that such losses are used to offset future realized capital gains, it is probable that the realized capital gains so offset will not be distributed.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                              FOR THE SIX        FOR THE
                                              MONTHS ENDED      YEAR ENDED
                                            JANUARY 31, 2004   JULY 31, 2003
----------------------------------------------------------------------------
Shares sold                                    77,326,467        184,782,987
Shares repurchased                            (71,679,933)      (174,057,834)
Dividends reinvested                              299,480          1,188,035
Net increase in shares outstanding              5,946,014         11,913,188
----------------------------------------------------------------------------

UBS PACE MONEY MARKET INVESTMENTS

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                     FOR THE SIX
                                     MONTHS ENDED                   FOR THE YEARS ENDED JULY 31,
                                  JANUARY 31, 2004   ---------------------------------------------------------
                                     (UNAUDITED)        2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $      1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
Net investment income                        0.002       0.009       0.021       0.053       0.054       0.047
Dividends from net
  investment income                         (0.002)     (0.009)     (0.021)     (0.053)     (0.054)     (0.047)
NET ASSET VALUE,
  END OF PERIOD                        $      1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
TOTAL INVESTMENT RETURN(1)                    0.25%       0.96%       2.10%       5.44%       5.53%       4.85%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)                    $   129,861   $ 123,915   $ 112,001   $  76,657   $  65,521   $  47,174
Expenses to average
  net assets, net of fee
  waivers and expense
  reimbursements                              0.60%*      0.57%       0.50%       0.50%       0.50%       0.50%
Expenses to average
  net assets, before fee
  waivers and expense
  reimbursements                              0.95%*      1.13%       1.43%       1.00%       0.95%       1.07%
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements                      0.48%*      0.94%       2.03%       5.26%       5.46%       4.70%
Net investment income
  to average net assets,
  before fee waivers and
  expense reimbursements                      0.13%*      0.38%       1.10%       4.76%       5.01%       4.13%
--------------------------------------------------------------------------------------------------------------

*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. The figures do not include program fees; results would be lower if this fee was included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

TRUSTEES

Brian M. Storms                         Richard R. Burt
CHAIRMAN                                Meyer Feldberg
                                        Carl W. Schafer
Margo N. Alexander                      William D. White
Richard Q. Armstrong
David J. Beaubien

PRINCIPAL OFFICERS

Joseph A. Varnas                        Michael H. Markowitz
PRESIDENT                               VICE PRESIDENT

Amy R. Doberman                         W. Douglas Beck
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

Paul H. Schubert
VICE PRESIDENT AND TREASURER

INVESTMENT MANAGER,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE PORTFOLIO UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C)2004 UBS Global Asset Management (US) Inc. All rights reserved.

                                                                      Presorted
[UBS LOGO]                                                            Standard
                                                                    U.S. Postage
                                                                        PAID
                                                                   Smithtown, NY
                                                                     Permit 700

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE Select Advisors Trust

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  April 8, 2004
       -------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  April 8, 2004
       -------------

By:    /s/ Paul H. Schubert
       --------------------
       Paul H. Schubert
       Treasurer

Date:  April 8, 2004
       -------------